Stockholders' equity (Details 2) (USD $)	1 Months Ended
May 31, 2012
Vale - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.463648
Vale P - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.692869